Employee Cost - Summary of Amount Recognized in the Balance Sheet for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 INR (₨)
Pension benefits (Gratuity, Superannuation, BKY/PSY) [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	$ 211.3		₨ 15,521.7	₨ 17,362.4
Fair value of plan assets	184.1		12,918.1	15,129.7
Net liability	(27.2)		(2,603.6)	(2,232.7)
Asset Ceiling	(0.6)	₨ (48.8)	(41.9)
Net liability	(27.8)		(2,645.5)	(2,281.5)
Amounts in the balance sheet:
Non-current assets	4.1		20.7	339.0
Non-current liabilities	(31.9)		(2,666.2)	(2,620.3)
Net liability	(27.8)		(2,645.5)	(2,281.5)
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	46.4		2,831.2	3,813.6
Fair value of plan assets				0.0
Net liability	(46.4)		(2,831.2)	(3,813.6)
Asset Ceiling		₨ 0.0
Net liability	(46.4)		(2,831.2)	(3,813.6)
Amounts in the balance sheet:
Non-current assets				0.0
Non-current liabilities	(46.4)		(2,831.2)	(3,813.6)
Net liability	$ (46.4)		₨ (2,831.2)	₨ (3,813.6)